Expenses - Summary of Operating Expenses (Detail) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Other Operating Expense [Abstract]
Marketing expenses		€ 2,715	€ 5,735
External temporary workers		994	1,680
Professional services		5,575	6,767
Office expense		3,633	4,216
Delivery		2,359	3,481
Custom duty, tax, penalties		233	297
Utilities and similar expenses		1,917	2,132
Fees		209	517
Insurance premium		978	1,086
Short-term and low value leases		1,577	1,151
Bank Services		477	500
Travel expenses		1,238	1,593
Repairs		1,329	785
Warranty provision		560	853
Other impairments and losses		367	1,569
Expected credit loss for trade and other receivables		828	(189)
Other		2,973	2,430
Total	[1]	€ 27,962	€ 34,603

[1]	Unaudited